IVY FUNDS

6300 LAMAR AVENUE

P. O. BOX 29217

SHAWNEE MISSION, KANSAS 66201-9217

October 19, 2012

Securities and Exchange Commission

100 F Street NE

Washington DC 20549

Re:	Ivy Funds (Registrant)
File Nos. 811-6569 and 33-45961/CIK #883622

We are hereby transmitting for filing through EDGAR Post-Effective Amendment No. 78 (Amendment) to the Registration Statement under the Securities Act of 1933 and Amendment No. 78 under the Investment Company Act of 1940 for the above-referenced Registrant. This transmission contains a conformed signature page. The manually signed original of this document is maintained at the offices of the Registrant.

This filing is being made pursuant to paragraph (a) of Rule 485 to supplement the Registrant’s prospectus to add a new share class, Class R Shares, to each of Ivy Balanced Fund, Ivy Bond Fund, Ivy Core Equity Fund, Ivy Cundill Global Value Fund, Ivy Dividend Opportunities Fund, Ivy Energy Fund, Ivy European Opportunities Fund, Ivy Global Bond Fund, Ivy Global Equity Income Fund, Ivy Global Income Allocation Fund, Ivy High Income Fund, Ivy International Core Equity Fund, Ivy International Growth Fund, Ivy Limited-Term Bond Fund, Ivy Managed European/Pacific Fund, Ivy Managed International Opportunities Fund, Ivy Micro Cap Growth Fund, Ivy Pacific Opportunities Fund, Ivy Small Cap Value Fund and Ivy Value Fund.

If you have any questions or comments concerning the foregoing, please contact me at 913-236-2227.

Very truly yours,

/s/ Philip A. Shipp
Philip A. Shipp
Assistant Secretary